Long-term investments (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investments [Abstract]
Schedule of Long-term investments

	December 31, 2015	December 31, 2014
Weichai Westport Inc. (a)	$19,065	$18,791
Cummins Westport Inc. (b)	10,731	13,196
Other equity accounted investees	1,315	1,337
	$31,111	$33,324
Assets, liabilities, revenue and expenses of WWI as of and for the years presented are as follows:

	December 31, 2015	December 31, 2014
Current assets:
Cash and short-term investments	$4,898	$11,734
Accounts receivable	67,302	72,121
Inventory	38,267	83,594
Other current assets	729	1,249
Long-term assets:
Property, plant and equipment	6,401	5,736
Deferred income tax assets	6,611	7,781
Other long-term assets	$1,516	$—
Total assets	$125,724	$182,215
Current liabilities:
Accounts payable and accrued liabilities	$71,162	$128,838
Total liabilities	$71,162	$128,838

	Years ended December 31,
	2015	2014	2013
Product revenue	$185,967	$618,465	$466,580
Cost of revenue and expenses:
Cost of product revenue	164,581	565,943	429,238
Operating expenses	17,602	32,227	22,846
	182,183	598,170	452,084
Income before income taxes	3,784	20,295	14,496
Income tax expense	844	3,076	2,315
Income for the year	$2,940	$17,219	$12,181
Assets, liabilities, revenue and expenses of CWI are as follows:

	December 31, 2015	December 31, 2014
Current assets:
Cash and short-term investments	$114,053	$107,415
Accounts receivable	4,632	12,741
Current portion of deferred income tax assets	18,990	21,967
Other current assets	287	116
Long-term assets:
Property, plant and equipment	1,212	1,294
Deferred income tax assets	32,015	29,408
Total assets	$171,189	$172,941
Current liabilities:
Current portion of warranty liability	$37,313	$48,818
Current portion of deferred revenue	13,858	8,029
Accounts payable and accrued liabilities	11,852	6,419
	63,023	63,266
Long-term liabilities:
Warranty liability	37,963	43,983
Deferred revenue	45,859	34,345
Other long-term liabilities	2,908	2,771
	86,730	81,099
Total liabilities	$149,753	$144,365
(b)    Cummins Westport Inc. (continued):

	Years ended December 31,
	2015	2014	2013
Product revenue	$274,033	$283,551	$261,012
Parts revenue	57,849	53,683	49,639
	331,882	337,234	310,651
Cost of revenue and expenses:
Cost of product and parts revenue	228,058	270,832	246,403
Research and development	30,165	21,131	21,522
General and administrative	1,414	1,202	1,348
Sales and marketing	21,236	22,514	17,839
Foreign exchange (gain) loss	28	34	(7)
Bank charges, interest and other	817	805	607
	281,718	316,518	287,712
Income from operations	50,164	20,716	22,939
Interest and investment income	367	260	117
Income before income taxes	50,531	20,976	23,056
Income tax expense (recovery):
Current	19,785	21,514	24,600
Deferred	(648)	(15,719)	(18,566)
	19,137	5,795	6,034
Income for the year	$31,394	$15,181	$17,022